Significant Accounting Policies (Policies) - EBP 20-3977125 001 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

Basis of Accounting

The financial statements of the Plan are prepared in accordance with the accrual basis of accounting. At December 31, 2025 and 2024, all assets of the Plan are participant directed.

EBP, Investment [Policy Text Block]

Investment, Valuation and Income Recognition

Investments are reported at fair value, except fully benefit-responsive investment contracts which are reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management of the Plan sponsor determines the Plan’s valuation policies utilizing information provided by the Plan custodian. See Note 5 for discussion of fair value measurements.

Contract value is the relevant measurement attribute for fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Purchases and sales of securities are recorded on the trade-date basis. Interest income is recorded on the accrual basis of accounting. Dividends are recorded on the ex-dividend date. Net appreciation in the value of investments includes gains and losses on investments bought and sold during the year as well as held during the year.

EBP, Use of Estimate [Policy Text Block]

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. Participant loans as of December 31, 2025 mature between 2025 and 2030, depending on the individual participant loan agreement. As of December 31, 2025 and 2024, no allowance for credit losses has been recorded. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document. For the year ended December 31, 2025, deemed distributions totaled $20,498.

EBP, Risk and Uncertainty [Policy Text Block]

Risks and Uncertainties

The Plan provides for various investment options in any combination of selected funds and Business First Bancshares, Inc. stock held by the custodian. These funds are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with these funds, it is at least reasonably possible that changes in the values of these funds will occur in the near term and that such changes could materially affect participant’s account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

EBP, Expense [Policy Text Block]

Expenses

The Bank may pay certain administrative expenses (i.e., custodian fees, fund fees, loan fees, recordkeeping fees, and other similar expenses) of the Plan. If such expenses are not paid by the Bank, they are paid out of Plan assets. Fees for certain transactions, such as withdrawals and loan processing, are charged directly to the account of the participant reporting such a transaction and included in administrative expenses. Investment related expenses are included in Net Appreciation in Value of Investments in the Statement of Changes in Net Assets Available for Benefits.